Schedule of Reconciliation Exploration And Evaluation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Exploration And Evaluation
Opening balance	$ 56,702,626	$ 35,843,069
Additions	22,157,270	26,910,709
Deconsolidation of snow lake resources		(8,532,572)
Revaluation due to foreign exchange	2,210,179	2,481,420
Carrying amount at end of year	$ 81,070,075	$ 56,702,626